Loss per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Net loss attributable to shareholder	$ (181)	$ (203)	$ (1,745)	$ (498)
Effect of dilution	0	0	0	0
Diluted net loss available to shareholders	$ (181)	$ (203)	$ (1,745)	$ (498)
Basic loss per share:
Weighted average number of common shares outstanding (in shares)	100	100	100	100
Diluted earnings per share:
Effect of dilution (in shares)	0	0	0	0
Weighted average number of common shares outstanding adjusted for the effects of dilution (in shares)	100	100	100	100
Basic loss per share (in dollars per share)	$ (1.80)	$ (2.03)	$ (17.40)	$ (4.98)
Diluted loss per share (in dollars per share)	$ (1.80)	$ (2.03)	$ (17.40)	$ (4.98)